REGULATORY FRAMEWORK (Details 9)	12 Months Ended
Dec. 31, 2022
Minimum Remuneration To Thermal Power Generator [Member]
IfrsStatementLineItems [Line Items]
Remuneration 1	Generated energy
SE No. 31/20 ($ / MW-month)	210
SE No. 440/21 ($ / MW-month)	271
SE No. 238/22 (AR$ / MW-month)	388
SE No. 826/22 (AR$ / MW-month)	512
Minimum Remuneration From Unconvention Sources [Member]
IfrsStatementLineItems [Line Items]
SE No. 31/20 ($ / MW-month)	1,680
SE No. 440/21 ($ / MW-month)	2,167
SE No. 238/22 (AR$ / MW-month)	3,099
SE No. 826/22 (AR$ / MW-month)	3,719